Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	$ 9,275	¥ 67,704	¥ 74,648
Restricted cash	3,945	28,800	17,058
Accounts receivable, net	26,631	194,385	73,570
Amounts due from related parties	6,096	44,500	45,787
Prepayments and other current assets	13,706	100,046	137,933
Total current assets	59,653	435,428	348,996
Non-current assets:
Property and equipment, net	80	584	504
Right-of-use assets, net	417	3,043	5,633
Intangible assets	5,330	38,907	50,344
Goodwill			7,268
Other non-current assets	103	750	666
Total non-current assets	5,930	43,284	64,415
Total assets	65,583	478,712	413,411
Current liabilities (including current liabilities of the consolidated variable interest entity(“VIEs”) and its subsidiaries without recourse to the Company amounting to RMB684,660 and RMB 752,014 as of December 31, 2023 and December 31, 2024, respectively):
Accounts payable	50,081	365,556	379,573
Registered users' loyalty payable	864	6,307	13,863
Advance from customers and deferred revenue	10,352	75,560	56,610
Salary and welfare payable	8,539	62,329	37,466
Tax payable	6,383	46,594	40,448
Lease liabilities, current	345	2,516	2,407
Accrued liabilities related to users' loyalty programs	5,234	38,200	33,489
Accrued liabilities and other current liabilities	33,858	247,144	243,843
Total current liabilities	115,722	844,691	807,853
Non-current liabilities (including non-current liabilities of the consolidated variable interest entity(“VIEs”) and its subsidiaries without recourse to the Company amounting to RMB3,366 and RMB 850, as of December 31, 2023 and December 31, 2024, respectively):
Convertible loan	297,100	2,168,619	1,944,834
Lease liabilities, non-current	116	850	3,366
Deferred tax liabilities	1,262	9,212	11,616
Non-current liabilities	298,478	2,178,681	1,959,816
Total liabilities	414,200	3,023,372	2,767,669
Commitments and contingencies
Mezzanine equity:
Redeemable non-controlling interests	242,537	1,770,350	1,583,130
Shareholders’ deficit:
Additional paid-in capital	697,822	5,093,615	5,086,766
Treasury stock (US$0.0001 par value; 4,085,608 and 4,085,608 shares as of December 31, 2022 and 2023, respectively)	(19,485)	(142,229)	(142,229)
Accumulated other comprehensive income	(29,094)	(212,367)	(157,502)
Accumulated deficit	(1,240,404)	(9,054,079)	(8,724,473)
Total Qutoutiao Inc. shareholders' deficit	(591,154)	(4,315,010)	(3,937,388)
Total liabilities, mezzanine equity and shareholders' deficit	65,583	478,712	413,411
Common Class A [Member]
Shareholders’ deficit:
Ordinary shares, value	4	26	26
Common Class B [Member]
Shareholders’ deficit:
Ordinary shares, value	3	24	24
Related Party [Member]
Current liabilities (including current liabilities of the consolidated variable interest entity(“VIEs”) and its subsidiaries without recourse to the Company amounting to RMB684,660 and RMB 752,014 as of December 31, 2023 and December 31, 2024, respectively):
Amounts due to a related party	$ 66	¥ 480	¥ 154